Summary of Significant Accounting Policies - Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified									6 Months Ended				6 Months Ended					12 Months Ended		6 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Land	Jun. 30, 2012 Land	Jun. 30, 2011 Land	Dec. 31, 2012 Building and Building Improvements	Jun. 30, 2012 Building and Building Improvements	Dec. 31, 2012 Building and Building Improvements Minimum	Dec. 31, 2012 Building and Building Improvements Maximum	Dec. 31, 2012 Transportation and plant equipment (including capital lease assets)	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets)	Dec. 31, 2012 Transportation and plant equipment (including capital lease assets) Minimum	Dec. 31, 2012 Transportation and plant equipment (including capital lease assets) Maximum	Dec. 31, 2012 Furniture, fixtures and office equipment	Jun. 30, 2012 Furniture, fixtures and office equipment	Jun. 30, 2011 Furniture, fixtures and office equipment	Jun. 30, 2012 Furniture, fixtures and office equipment Minimum	Jun. 30, 2012 Furniture, fixtures and office equipment Maximum	Dec. 31, 2012 Furniture, fixtures and office equipment Minimum	Dec. 31, 2012 Furniture, fixtures and office equipment Maximum	Jun. 30, 2012 Building	Jun. 30, 2011 Building	Jun. 30, 2012 Building Minimum	Jun. 30, 2012 Building Maximum	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets)	Jun. 30, 2011 Transportation and plant equipment (including capital lease assets)	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets) Minimum	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets) Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life									10 years	40 years			3 years	20 years				3 years	10 years	3 years	10 years			0 years	40 years			3 years	10 years
Property, plant and equipment, gross	$ 32,209	$ 24,821	$ 22,278	$ 2,286	$ 2,016	$ 2,064	$ 3,341	$ 1,020			$ 22,674	$ 18,196			$ 3,908	$ 3,589	$ 3,273					$ 1,020	$ 1,027			$ 18,196	$ 15,914
Less accumulated depreciation and amortization	(13,774)	(12,089)	(9,626)
Property, plant and equipment, net	$ 18,435	$ 12,732	$ 12,652